Investments in associates	12 Months Ended
Dec. 31, 2018
Interest In Other Entities [Abstract]
Investments in associates
Investments in associates
The following table provides aggregated summarized financial information for the group’s associates as it relates to the amounts recognized in the group income statement and on the group balance sheet.

					$ million
		Income statement			Balance sheet
		Earnings from associates - after interest and tax			Investments in associates
	2018	2017	2016	2018	2017
Rosneft	2,283	922	647	10,074	10,059
Other associates	573	408	347	7,599	6,932
	2,856	1,330	994	17,673	16,991

The associate that is material to the group at both 31 December 2018 and 2017 is Rosneft.
BP owns 19.75% of the voting shares of Rosneft which are listed on the MICEX stock exchange in Moscow and its global depository receipts are listed on the London Stock Exchange. The Russian federal government, through its investment company JSC Rosneftegaz, owned 50.0% plus one share of the voting shares of Rosneft at 31 December 2018.
BP classifies its investment in Rosneft as an associate because, in management’s judgement, BP has significant influence over Rosneft; see Interests in other entities within Note 1 for further information. The group’s investment in Rosneft is a foreign operation whose functional currency is the Russian rouble. The increase in the group's equity-accounted investment balance for Rosneft at 31 December 2018 compared with 31 December 2017 principally relates to earnings from Rosneft offset by dividends distribution and foreign exchange effects which have been recognized in other comprehensive income.
17. Investments in associates – continued
The value of BP’s 19.75% shareholding in Rosneft based on the quoted market share price of $6.18 per share (2017 $4.99 per share) was $12,934 million at 31 December 2018 (2017 $10,444 million).
The following table provides summarized financial information relating to Rosneft. This information is presented on a 100% basis and reflects adjustments made by BP to Rosneft’s own results in applying the equity method of accounting. BP adjusts Rosneft’s results for the accounting required under IFRS relating to BP’s purchase of its interest in Rosneft and the amortization of the deferred gain relating to the disposal of BP’s interest in TNK-BP. These adjustments have increased the reported profit for 2018, as shown in the table below, compared with the amounts reported in Rosneft's IFRS financial statements. In particular, in 2018 these adjustments resulted in BP reporting a lower amount relating to impairment charges of downstream goodwill than the equivalent amounts reported by Rosneft.

			$ million
			Gross amount
	2018	2017	2016
Sales and other operating revenues	131,322	103,028	74,380
Profit before interest and taxation	18,886	9,949	7,094
Finance costs	2,785	2,228	1,747
Profit before taxation	16,101	7,721	5,347
Taxation	2,957	1,742	1,797
Non-controlling interests	1,585	1,311	273
Profit for the year	11,559	4,668	3,277
Other comprehensive income	2,086	2,810	4,203
Total comprehensive income	13,645	7,478	7,480
Non-current assets	137,038	158,719
Current assets	43,438	39,737
Total assets	180,476	198,456
Current liabilities	41,311	66,506
Non-current liabilities	78,754	70,704
Total liabilities	120,065	137,210
Net assets	60,411	61,246
Less: non-controlling interests	9,403	10,314
	51,008	50,932

The group received dividends, net of withholding tax, of $620 million from Rosneft in 2018 (2017 $314 million and 2016 $332 million).
Summarized financial information for the group’s share of associates is shown below.

									$ million
									BP share
			2018			2017			2016
	Rosneft[a]	Other	Total	Rosneft[a]	Other	Total	Rosneft[a]	Other	Total
Sales and other operating revenues	25,936	9,134	35,070	20,348	7,600	27,948	14,690	5,377	20,067
Profit before interest and taxation	3,730	1,150	4,880	1,965	626	2,591	1,401	525	1,926
Finance costs	550	78	628	440	54	494	345	22	367
Profit before taxation	3,180	1,072	4,252	1,525	572	2,097	1,056	503	1,559
Taxation	584	499	1,083	344	164	508	355	156	511
Non-controlling interests	313	—	313	259	—	259	54	—	54
Profit for the year	2,283	573	2,856	922	408	1,330	647	347	994
Other comprehensive income	412	(1)	411	555	1	556	830	(2)	828
Total comprehensive income	2,695	572	3,267	1,477	409	1,886	1,477	345	1,822
Non-current assets	27,065	10,787	37,852	31,347	9,261	40,608
Current assets	8,579	2,398	10,977	7,848	2,645	10,493
Total assets	35,644	13,185	48,829	39,195	11,906	51,101
Current liabilities	8,159	2,232	10,391	13,135	2,501	15,636
Non-current liabilities	15,554	3,817	19,371	13,964	3,308	17,272
Total liabilities	23,713	6,049	29,762	27,099	5,809	32,908
Net assets	11,931	7,136	19,067	12,096	6,097	18,193
Less: non-controlling interests	1,857	—	1,857	2,037	—	2,037
	10,074	7,136	17,210	10,059	6,097	16,156
Group investment in associates
Group share of net assets (as above)	10,074	7,136	17,210	10,059	6,097	16,156
Loans made by group companies to associates	—	463	463	—	835	835
	10,074	7,599	17,673	10,059	6,932	16,991

[a]
From 1 October 2014, Rosneft adopted hedge accounting in relation to a portion of highly probable future export revenue denominated in US dollars over a five-year period. Foreign exchange gains and losses arising on the retranslation of borrowings denominated in currencies other than the Russian rouble and designated as hedging instruments are recognized initially in other comprehensive income, and are reclassified to the income statement as the hedged revenue is recognized.

17. Investments in associates – continued
Transactions between the group and its associates are summarized below.

						$ million
Sales to associates		2018		2017		2016
Product	Sales	Amount receivable at 31 December	Sales	Amount receivable at 31 December	Sales	Amount receivable at 31 December
LNG, crude oil and oil products, natural gas	2,064	393	1,612	216	3,643	765

						$ million
Purchases from associates		2018		2017		2016
Product	Purchases	Amount payable at 31 December	Purchases	Amount payable at 31 December	Purchases	Amount payable at 31 December
Crude oil and oil products, natural gas, transportation tariff	14,112	2,069	11,613	1,681	8,873	2,000

In addition to the transactions shown in the table above, in 2018 BP acquired a 49% stake in LLC Kharampurneftegaz, a Rosneft subsidiary, which will develop subsoil resources within the Kharampurskoe and Festivalnoye licence areas in Yamalo-Nenets Autonomous Okrug in northern Russia. BP’s interest in LLC Kharampurneftegaz is accounted for as an associate.
The terms of the outstanding balances receivable from associates are typically 30 to 45 days. The balances are unsecured and will be settled in cash. There are no significant provisions for doubtful debts relating to these balances and no significant expense recognized in the income statement in respect of bad or doubtful debts. Dividends receivable are not included in the table above.
The majority of the sales to and purchases from associates relate to crude oil and oil products transactions with Rosneft.
BP has commitments amounting to $11,303 million (2017 $13,932 million), primarily in relation to contracts with its associates for the purchase of transportation capacity. For information on capital commitments in relation to associates see Note 13.